UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-04670

Deutsche DWS Global/International Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2019

Semiannual Report

to Shareholders

DWS Emerging Markets Fixed Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
7	Portfolio Management Team
8	Portfolio Summary
10	Investment Portfolio
16	Statement of Assets and Liabilities
18	Statement of Operations
19	Statements of Changes in Net Assets

20	Financial Highlights
24	Notes to Financial Statements
35	Information About Your Fund’s Expenses
37	Advisory Agreement Board Considerations and Fee Evaluation
43	Account Management Resources
45	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”) and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This Fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. The Fund may lend securities to approved institutions. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Emerging Markets Fixed Income Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Emerging Markets Fixed Income Fund	|	3

Performance Summary	April 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	6.85%	3.27%	1.20%	4.70%
Adjusted for the Maximum Sales Charge (max 4.50% load)	2.04%	–1.37%	0.27%	4.22%
JP Morgan EMBI Global Diversified Index†	8.20%	6.01%	5.23%	7.96%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		1.28%	1.22%	5.23%
Adjusted for the Maximum Sales Charge (max 4.50% load)		–3.28%	0.30%	4.74%
JP Morgan EMBI Global Diversified Index†		4.21%	5.44%	8.52%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	6.44%	2.50%	0.43%	3.91%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	5.44%	2.50%	0.43%	3.91%
JP Morgan EMBI Global Diversified Index†	8.20%	6.01%	5.23%	7.96%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		0.52%	0.45%	4.43%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		0.52%	0.45%	4.43%
JP Morgan EMBI Global Diversified Index†		4.21%	5.44%	8.52%

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	6.96%	3.49%	1.42%	4.95%
JP Morgan EMBI Global Diversified Index†	8.20%	6.01%	5.23%	7.96%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		1.49%	1.47%	5.48%
JP Morgan EMBI Global Diversified Index†		4.21%	5.44%	8.52%

4	|	DWS Emerging Markets Fixed Income Fund

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	6.87%	3.43%	1.49%	5.07%
JP Morgan EMBI Global Diversified Index†	8.20%	6.01%	5.23%	7.96%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		1.53%	1.54%	5.61%
JP Morgan EMBI Global Diversified Index†		4.21%	5.44%	8.52%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated February 1, 2019 are 1.51%, 2.24%, 1.21% and 1.07% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

DWS Emerging Markets Fixed Income Fund	|	5

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

†

The JP Morgan EMBI Global Diversified Index tracks total returns for U.S.-dollar denominated debt instruments issued by emerging market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

‡	Total returns shown for periods less than one year are not annualized.

	Class A	Class C	Class S	Institutional Class

Net Asset Value
4/30/19	$9.13	$9.15	$9.12	$9.11
10/31/18	$8.73	$8.75	$8.72	$8.72

Distribution Information as of 4/30/19
Income Dividends, Six Months	$.19	$.16	$.20	$.20
Latest Quarterly Income Dividend	$.1006	$.0835	$.1050	$.1061
SEC 30-day Yield‡‡	5.24%	4.74%	5.74%	5.75%
Current Annualized Distribution Rate‡‡	4.41%	3.65%	4.61%	4.66%

‡‡

The SEC yield is net investment income per share earned over the six months ended April 30, 2019, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yields would have been 4.87%, 4.29%, 5.41% and 5.56% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. The current annualized distribution rate is the latest quarterly dividend shown as an annualized percentage of net asset value on April 30, 2019. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rates would have been 4.04%, 3.20%, 4.28% and 4.47% for Class A, C, S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

6	|	DWS Emerging Markets Fixed Income Fund

Portfolio Management Team

Nicolas Schlotthauer, CEFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2004 with four years of industry experience. Prior to joining, he served as a Currency Strategist at Deka Investments. Previously, he worked as a Senior Economist for Emerging Markets at DekaBank.

–	Head of Emerging Markets Fixed Income: Frankfurt.
–	Master’s Degree (“Diplom-Volkswirt”) and PhD (“Dr. rer.pol.”) in Economics, Julius Maximilian University of Wuerzburg.

Joergen Hartmann, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–	Joined DWS in 2004. Prior to his current role, he served as a member of the DB Real Estate Group.
–	Senior Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
–	Diplom-Betriebswirt (German Business Administration Master’s Degree), Goethe University Frankfurt.

Roland Gabert, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–

Joined DWS in 2007. Prior to his current role, he served as a member of the currency team, with focus on emerging markets currencies. Before joining, he worked as an equity trader in international execution at BHF-Bank.

–	Emerging Markets Fixed Income Portfolio Manager: Frankfurt.
–	Completed Bank Training Program (“Bankkaufmann”) at BHF-Bank; Master’s Degree (”Diplom-Betriebswirt“) and MSc in Business Economics, Frankfurt University of Applied Sciences.

DWS Emerging Markets Fixed Income Fund	|	7

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/19	10/31/18
Corporate Bonds	44%	41%
Financials	20%	17%
Energy	12%	12%
Industrials	6%	6%
Utilities	6%	6%

Sovereign Bonds	55%	57%
Cash Equivalents	1%	2%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/19	10/31/18
Turkey	14%	13%
Russia	10%	9%
Kazakhstan	6%	7%
Azerbaijan	5%	5%
Supranational	5%	5%
Mexico	5%	5%
Oman	5%	6%
South Africa	4%	4%
Namibia	3%	3%
Senegal	3%	3%
Nigeria	3%	3%
Ghana	3%	2%
Tunisia	3%	3%
Ecuador	3%	3%
Angola	3%	3%
Ivory Coast	3%	3%
Sri Lanka	3%	3%
Argentina	3%	3%
Other	16%	17%
	100%	100%

8	|	DWS Emerging Markets Fixed Income Fund

Currency Exposure (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/19	10/31/18
United States Dollar	100%	100%

Quality (Excludes Cash Equivalents, Short-Term U.S. Treasury Obligations and Securities Lending Collateral)	4/30/19	10/31/18
AA	—	2%
BBB	28%	35%
BB	29%	25%
B	41%	36%
C	1%	1%
NR	1%	1%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Interest Rate Sensitivity	4/30/19	10/31/18
Effective Maturity	5.6 years	6.3 years
Effective Duration	4.6 years	4.9 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund’s sensitivity to interest rate changes taking into consideration any maturity shortening features.

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 43 for contact information.

DWS Emerging Markets Fixed Income Fund	|	9

Investment Portfolio	as of April 30, 2019 (Unaudited)

	Principal Amount ($)	Value ($)
Bonds 97.7%
Angola 3.0%
Republic of Angola, 144A, 9.5%, 11/12/2025 (Cost $2,166,090)	2,000,000	2,241,980

Argentina 2.8%

Agua y Saneamientos Argentinos SA, REG S, 6.625%, 2/1/2023	1,000,000	635,000

Republic of Argentina, 4.625%, 1/11/2023	2,000,000	1,475,000

(Cost $2,696,170)		2,110,000

Azerbaijan 5.0%

Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026	1,930,000	2,176,619

State Oil Co. of the Azerbaijan Republic, REG S, 6.95%, 3/18/2030	1,400,000	1,584,212

(Cost $3,611,609)		3,760,831

Bahrain 1.5%

Kingdom of Bahrain, 144A, 6.75%, 9/20/2029	600,000	636,000

The Oil & Gas Holding Co. BSCC, 144A, 7.5%, 10/25/2027	500,000	533,125

(Cost $1,025,231)		1,169,125

Ecuador 3.0%

Republic of Ecuador:

144A, 7.875%, 1/23/2028	1,090,000	1,050,487

144A, 8.75%, 6/2/2023	750,000	795,000

144A, 8.875%, 10/23/2027	400,000	407,000

(Cost $2,304,688)		2,252,487

Egypt 2.0%

Arab Republic of Egypt:

REG S, 5.577%, 2/21/2023	1,000,000	990,000

144A, 6.125%, 1/31/2022	500,000	505,307

(Cost $1,482,785)		1,495,307

Ethiopia 0.7%
Federal republic of Ethiopia, REG S, 6.625%, 12/11/2024 (Cost $483,977)	500,000	513,080

Ghana 3.1%
Republic of Ghana, 144A, 8.125%, 1/18/2026 (Cost $2,353,012)	2,300,000	2,375,900

The accompanying notes are an integral part of the financial statements.

10	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)
Ivory Coast 3.0%

Ivory Coast Government International Bond:

144A, 5.375%, 7/23/2024 (a)	500,000	486,945

144A, 6.375%, 3/3/2028	1,800,000	1,748,502

(Cost $2,289,174)		2,235,447

Kazakhstan 6.1%

Development Bank of Kazakhstan JSC, 144A, 4.125%, 12/10/2022	800,000	804,112

Kazakhstan Temir Zholy National Co. JSC, 144A, 4.85%, 11/17/2027	2,700,000	2,793,825

Tengizchevroil Finance Co. International Ltd., 144A, 4.0%, 8/15/2026	1,000,000	996,068

(Cost $4,553,231)		4,594,005

Kenya 1.3%

Republic of Kenya:

144A, 6.875%, 6/24/2024	790,000	805,800

144A, 7.25%, 2/28/2028	200,000	198,290

(Cost $1,019,368)		1,004,090

Malaysia 1.2%
1MDB Global Investments Ltd., REG S, 4.4%, 3/9/2023 (Cost $921,163)	1,000,000	937,330

Mexico 4.7%

Comision Federal de Electricidad, 144A, 4.875%, 1/15/2024	1,600,000	1,650,000

Petroleos Mexicanos:

5.35%, 2/12/2028	1,000,000	939,000

6.5%, 3/13/2027	930,000	941,997

(Cost $3,589,999)		3,530,997

Namibia 3.3%

Republic of Namibia:

144A, 5.25%, 10/29/2025	1,200,000	1,163,280

144A, 5.5%, 11/3/2021	1,300,000	1,326,260

(Cost $2,518,376)		2,489,540

Nigeria 3.2%

Republic of Nigeria:

144A, 6.5%, 11/28/2027	1,860,000	1,828,864

144A, 7.143%, 2/23/2030	570,000	567,241

(Cost $2,402,935)		2,396,105

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	11

	Principal Amount ($)	Value ($)
Oman 4.4%

Oman Government International Bond:

144A, 4.125%, 1/17/2023	900,000	869,760

144A, 5.375%, 3/8/2027	1,600,000	1,504,000

144A, 5.625%, 1/17/2028	1,000,000	950,186

(Cost $3,489,878)		3,323,946

Pakistan 1.3%
Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027 (Cost $1,000,000)	1,000,000	990,772

Russia 9.8%

Gazprom OAO:

144A, 5.15%, 2/11/2026	500,000	517,926

144A, 6.51%, 3/7/2022	1,500,000	1,612,386

Russian Federation, 144A, 4.25%, 6/23/2027	400,000	402,340

Russian Railways, REG S, 5.7%, 4/5/2022	1,000,000	1,045,010

Vnesheconombank:

REG S, 5.942%, 11/21/2023	500,000	523,685

REG S, 6.902%, 7/9/2020	500,000	515,015

144A, 6.025%, 7/5/2022	1,200,000	1,257,000

144A, 6.8%, 11/22/2025	1,400,000	1,524,337

(Cost $7,193,924)		7,397,699

Rwanda 0.5%
Republic of Rwanda, 144A, 6.625%, 5/2/2023 (Cost $406,653)	400,000	414,520

Senegal 3.2%
Republic of Senegal, 144A, 6.25%, 7/30/2024 (a) (Cost $2,302,433)	2,300,000	2,400,740

South Africa 3.9%

Eskom Holdings SOC Ltd., 144A, 7.125%, 2/11/2025	2,150,000	2,172,713

Transnet SOC Ltd., 144A, 4.0%, 7/26/2022	800,000	786,048

(Cost $3,014,423)		2,958,761

Sri Lanka 2.8%

Republic of Sri Lanka:

144A, 5.875%, 7/25/2022	1,300,000	1,285,489

144A, 6.2%, 5/11/2027	900,000	850,055

(Cost $2,157,285)		2,135,544

Supranational 4.7%

Banque Ouest Africaine de Developpement:

144A, 5.0%, 7/27/2027	1,500,000	1,501,170

144A, 5.5%, 5/6/2021	1,000,000	1,029,644

The accompanying notes are an integral part of the financial statements.

12	|	DWS Emerging Markets Fixed Income Fund

	Principal Amount ($)	Value ($)

Eurasian Development Bank, 144A, 4.767%, 9/20/2022	1,000,000	1,020,250

(Cost $3,464,710)		3,551,064

Tajikistan 1.9%
Republic of Tajikistan, 144A, 7.125%, 9/14/2027 (a) (Cost $1,575,000)	1,575,000	1,463,931

Tunisia 3.0%
Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (a) (Cost $2,387,191)	2,500,000	2,281,050

Turkey 14.0%

Akbank Turk AS, 144A, 5.0%, 10/24/2022	800,000	737,600

Export Credit Bank of Turkey:

144A, 4.25%, 9/18/2022	800,000	711,520

144A, 5.375%, 10/24/2023	1,000,000	894,506

144A, 6.125%, 5/3/2024	1,000,000	906,906

Republic of Turkey:

4.25%, 4/14/2026 (a)	2,050,000	1,704,247

5.625%, 3/30/2021	1,500,000	1,478,208

6.0%, 3/25/2027	550,000	495,055

TC Ziraat Bankasi AS, 144A, 5.125%, 9/29/2023	1,700,000	1,481,737

Turkiye Garanti Bankasi AS, REG S, 5.875%, 3/16/2023	500,000	467,125

Turkiye Vakiflar Bankasi TAO, 144A, 5.75%, 1/30/2023 (a)	1,900,000	1,680,873

(Cost $11,297,598)		10,557,777

Ukraine 1.6%
Government of Ukraine, 144A, 7.75%, 9/1/2022 (a) (Cost $1,184,432)	1,200,000	1,177,685

Venezuela 1.0%

Petroleos de Venezuela SA:

144A, 6.0%, 5/16/2024* (b)	1,750,000	376,250

144A, 9.0%, 11/17/2021* (b)	1,480,000	383,956

(Cost $1,222,980)		760,206

Zambia 1.7%
Republic of Zambia, 144A, 8.5%, 4/14/2024 (Cost $2,021,855)	1,900,000	1,319,710

Total Bonds (Cost $76,136,170)		73,839,629

	Shares	Value ($)
Securities Lending Collateral 12.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (c) (d) (Cost $9,362,813)	9,362,813	9,362,813

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	13

	Shares	Value ($)

Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.46% (c) (Cost $963,318)	963,318	963,318

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $86,462,301)	111.4	84,165,760
Other Assets and Liabilities, Net	(11.4)	(8,595,452)

Net Assets	100.0	75,570,308

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 10/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 12.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (c) (d)
4,024,350	5,338,463(e)	—	—	—	10,521	—	9,362,813	9,362,813
Cash Equivalents 1.3%
DWS Central Cash Management Government Fund, 2.46% (c)
1,891,393	7,064,504	7,992,579	—	—	16,356	—	963,318	963,318
5,915,743	12,402,967	7,992,579	—	—	26,877	—	10,326,131	10,326,131

The following table represents bonds that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)	Cost ($)	Value ($)
Petroleos de Venezuela SA*	6.0%	5/16/2024	1,750,000	770,230	376,250
Petroleos de Venezuela SA*	9.0%	11/17/2021	1,480,000	452,750	383,956
				1,222,980	760,206

*	Non-income producing security.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2019 amounted to $9,008,900, which is 11.9% of net assets.

(b)	Restricted Security

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.

The accompanying notes are an integral part of the financial statements.

14	|	DWS Emerging Markets Fixed Income Fund

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CJSC: Closed Joint Stock Company

JSC: Joint Stock Company

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments Bonds (f)	$—	$73,839,629	$—	$73,839,629
Short-Term Investments (f)	10,326,131	—	—	10,326,131
Total	$10,326,131	$73,839,629	$—	$84,165,760

(f)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	15

Statement of Assets and Liabilities

as of April 30, 2019 (Unaudited)

Assets

Investments in non-affiliated securities, at value (cost $76,136,170) —including $9,008,900 of securities loaned	$73,839,629
Investment in DWS Government & Agency Securities Portfolio (cost $9,362,813)*	9,362,813
Investment in DWS Central Cash Management Government Fund (cost $963,318)	963,318
Foreign currency, at value (cost $205,791)	201,049
Receivable for Fund shares sold	1,512
Interest receivable	1,139,099
Other assets	34,161
Total assets	85,541,581

Liabilities
Cash overdraft	447,385
Payable upon return of securities loaned	9,362,813
Payable for Fund shares redeemed	10,139
Accrued management fee	18,515
Accrued Directors’ fees	1,557
Other accrued expenses and payables	130,864
Total liabilities	9,971,273
Net assets, at value	$75,570,308

Net Assets Consist of
Distributable earnings (loss)	(33,025,068)
Paid-in capital	108,595,376
Net assets, at value	$75,570,308

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

16	|	DWS Emerging Markets Fixed Income Fund

Statement of Assets and Liabilities as of April 30, 2019 (Unaudited) (continued)

Net Asset Value

Class A

Net Asset Value and redemption price per share ($3,166,402 ÷ 346,975 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$9.13

Maximum offering price per share (100 ÷ 95.50 of $9.13)	$9.56
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($715,233 ÷ 78,198 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$9.15
Class S

Net Asset Value, offering and redemption price per share ($50,938,011 ÷ 5,586,665 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$9.12
Institutional Class

Net Asset Value, offering and redemption price per share ($20,750,662 ÷ 2,276,844 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$9.11

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	17

Statement of Operations

for the six months ended April 30, 2019 (Unaudited)

Investment Income
Income:

Interest	$2,152,701
Income distributions — DWS Central Cash Management Government Fund	16,356
Securities lending income, net of borrower rebates	10,521
Total income	2,179,578
Expenses:

Management fee	218,816
Administration fee	37,087
Services to shareholders	53,289
Distribution and service fees	8,026
Custodian fee	12,640
Professional fees	61,695
Reports to shareholders	20,303
Registration fees	25,546
Directors’ fees and expenses	2,948
Other	11,198
Total expenses before expense reductions	451,548
Expense reductions	(129,149)
Total expenses after expense reductions	322,399
Net investment income	1,857,179

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	(49,107)
Foreign currency	(9)
(49,116)
Change in net unrealized appreciation (depreciation) on:

Investments	3,191,453
Foreign currency	(927)
3,190,526
Net gain (loss)	3,141,410
Net increase (decrease) in net assets resulting from operations	$4,998,589

The accompanying notes are an integral part of the financial statements.

18	|	DWS Emerging Markets Fixed Income Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:

Net investment income (loss)	$1,857,179	$3,989,593
Net realized gain (loss)	(49,116)	(665,759)
Change in net unrealized appreciation (depreciation)	3,190,526	(8,085,178)
Net increase (decrease) in net assets resulting from operations	4,998,589	(4,761,344)
Distributions to shareholders:
Class A	(72,378)	(135,652)
Class C	(14,253)	(51,967)
Class S	(1,133,516)	(2,315,482)
Institutional Class	(454,932)	(743,437)
Total distributions	(1,675,079)	(3,246,538)
Fund share transactions:

Proceeds from shares sold	2,125,748	18,773,353
Reinvestment of distributions	1,559,720	2,999,770
Payments for shares redeemed	(5,808,844)	(22,586,352)
Net increase (decrease) in net assets from Fund share transactions	(2,123,376)	(813,229)
Increase (decrease) in net assets	1,200,134	(8,821,111)
Net assets at beginning of period	74,370,174	83,191,285

Net assets at end of period	$75,570,308	$74,370,174

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	19

Financial Highlights

	Six Months Ended 4/30/19		Years Ended October 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.73		$9.66	$9.44	$9.13	$10.61	$10.57
Income (loss) from investment operations:

Net investment income[a]	.21		.45	.44	.39	.46	.49
Net realized and unrealized gain (loss)	.38		(1.02)	.12	.35	(1.52)	(.09)
Total from investment operations	.59		(.57)	.56	.74	(1.06)	.40
Less distributions from:

Net investment income	(.19)		(.36)	(.28)	(.35)	(.42)	(.36)
Return of capital	—		—	(.06)	(.08)	—	—
Total distributions	(.19)		(.36)	(.34)	(.43)	(.42)	(.36)
Redemption fees	—		—	—	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$9.13		$8.73	$9.66	$9.44	$9.13	$10.61
Total Return (%)[b,c]	6.85	**	(6.00)	6.10	8.34	(10.09)	3.88

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		4	4	5	5	8
Ratio of expenses before expense reductions (%)	1.50	*	1.51	1.41	1.36	1.29	1.22
Ratio of expenses after expense reductions (%)	1.08	*	1.02	1.16	1.25	1.21	1.20
Ratio of net investment income (%)	4.79	*	4.92	4.70	4.29	4.68	4.58
Portfolio turnover rate (%)	9	**	115	88	67	132	191

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

20	|	DWS Emerging Markets Fixed Income Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.75		$9.68	$9.47	$9.15	$10.64	$10.60
Income (loss) from investment operations:

Net investment income[a]	.18		.38	.38	.33	.38	.41
Net realized and unrealized gain (loss)	.38		(1.02)	.10	.35	(1.52)	(.09)
Total from investment operations	.56		(.64)	.48	.68	(1.14)	.32
Less distributions from:

Net investment income	(.16)		(.29)	(.22)	(.28)	(.35)	(.28)
Return of capital	—		—	(.05)	(.08)	—	—
Total distributions	(.16)		(.29)	(.27)	(.36)	(.35)	(.28)
Redemption fees	—		—	—	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$9.15		$8.75	$9.68	$9.47	$9.15	$10.64
Total Return (%)[b,c]	6.44	**	(6.68)	5.19	7.63	(10.82)	3.11

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	2	2	3	4
Ratio of expenses before expense reductions (%)	2.34	*	2.24	2.12	2.09	2.02	1.96
Ratio of expenses after expense reductions (%)	1.83	*	1.77	1.91	1.99	1.96	1.95
Ratio of net investment income (%)	4.04	*	4.09	3.97	3.56	3.93	3.83
Portfolio turnover rate (%)	9	**	115	88	67	132	191

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	21

	Six Months Ended 4/30/19		Years Ended October 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.72		$9.65	$9.44	$9.13	$10.61	$10.57
Income (loss) from investment operations:

Net investment income[a]	.22		.47	.47	.41	.48	.51
Net realized and unrealized gain (loss)	.38		(1.02)	.11	.35	(1.51)	(.08)
Total from investment operations	.60		(.55)	.58	.76	(1.03)	.43
Less distributions from:

Net investment income	(.20)		(.38)	(.31)	(.37)	(.45)	(.39)
Return of capital	—		—	(.06)	(.08)	—	—
Total distributions	(.20)		(.38)	(.37)	(.45)	(.45)	(.39)
Redemption fees	—		—	—	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$9.12		$8.72	$9.65	$9.44	$9.13	$10.61
Total Return (%)[b]	6.96	**	(5.80)	6.26	8.61	(9.86)	4.15

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	51		50	61	64	66	87
Ratio of expenses before expense reductions (%)	1.23	*	1.21	1.11	1.07	1.00	.96
Ratio of expenses after expense reductions (%)	.86	*	.82	.93	1.00	.96	.95
Ratio of net investment income (%)	5.02	*	5.09	4.95	4.53	4.93	4.84
Portfolio turnover rate (%)	9	**	115	88	67	132	191

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

22	|	DWS Emerging Markets Fixed Income Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.72		$9.65	$9.43	$9.12	$10.61	$10.57
Income (loss) from investment operations:

Net investment income[a]	.22		.47	.47	.42	.49	.53
Net realized and unrealized gain (loss)	.37		(1.01)	.12	.35	(1.52)	(.08)
Total from investment operations	.59		(.54)	.59	.77	(1.03)	.45
Less distributions from:

Net investment income	(.20)		(.39)	(.31)	(.38)	(.46)	(.41)
Return of capital	—		—	(.06)	(.08)	—	—
Total distributions	(.20)		(.39)	(.37)	(.46)	(.46)	(.41)
Redemption fees	—		—	—	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$9.11		$8.72	$9.65	$9.43	$9.12	$10.61
Total Return (%)	6.87	[b]**	(5.74)[b]	6.44 [b]	8.73	(9.84)	4.30

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21		20	17	58	71	147
Ratio of expenses before expense reductions (%)	1.08	*	1.07	.96	.92	.85	.82
Ratio of expenses after expense reductions (%)	.83	*	.77	.88	.92	.85	.82
Ratio of net investment income (%)	5.04	*	5.16	4.98	4.65	5.06	4.96
Portfolio turnover rate (%)	9	**	115	88	67	132	191

[a]	Based on average shares outstanding during the period.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Emerging Markets Fixed Income Fund	|	23

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Emerging Markets Fixed Income Fund (the “Fund”) is a non-diversified series of Deutsche DWS Global/International Fund, Inc. (the “Corporation”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

24	|	DWS Emerging Markets Fixed Income Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

DWS Emerging Markets Fixed Income Fund	|	25

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2019, the Fund had securities on loan, which were classified as bonds in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end. As of period end, the remaining contractual maturity of the collateral agreements was overnight and continuous.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

26	|	DWS Emerging Markets Fixed Income Fund

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, the Fund may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated. Estimated tax liabilities on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net change in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments.

At October 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $31,282,000, which may be applied against any realized net taxable capital gains indefinitely, including short-term losses ($21,014,000) and long-term losses ($10,268,000).

At April 30, 2019, the aggregate cost of investments for federal income tax purposes was $86,462,301. The net unrealized depreciation for all investments based on tax cost was $2,296,541. This consisted of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $997,161 and aggregate gross unrealized depreciation for all investments in which was an excess of tax cost over value of $3,293,702.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The

DWS Emerging Markets Fixed Income Fund	|	27

Fund may also make additional distributions for tax purposes, if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investments for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default or purchased in default.

B. Purchases and Sales of Securities

During the six months ended April 30, 2019, purchases and sales of investment securities (excluding short-term investments) aggregated $6,306,330 and $7,239,276, respectively.

28	|	DWS Emerging Markets Fixed Income Fund

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund, or delegates such responsibility to the Fund’s subadvisor.

DWS International GmbH, a direct, wholly owned subsidiary of DWS Group, serves as subadvisor to the Fund. Pursuant to a sub-advisory agreement between DIMA and DWS International GmbH, DIMA, not the Fund, compensates DWS International GmbH for the services it provides to the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.59% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2018 through January 31, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.02%
Class C	1.77%
Class S	.82%
Institutional Class	.77%

Effective February 1, 2019 through January 31, 2020, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.14%
Class C	1.89%
Class S	.89%
Institutional Class	.89%

DWS Emerging Markets Fixed Income Fund	|	29

For the six months ended April 30, 2019, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$7,293
Class C	2,058
Class S	94,501
Institutional Class	25,297
$129,149

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2019, the Administration Fee was $37,087, of which $6,268 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2019
Class A	$1,448	$433
Class C	336	196
Class S	22,572	8,127
Institutional Class	362	137
	$24,718	$8,893

In addition, for the six months ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$1,810
Class C	724
Class S	16,289
Institutional Class	181
$19,004

30	|	DWS Emerging Markets Fixed Income Fund

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2019
Class C	$3,015	$443

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2019	Annualized Rate
Class A	$4,021	$1,942	.23%
Class C	990	401	.25%
	$5,011	$2,343

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2019 aggregated $29.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,418, all of which is unpaid.

Directors’ Fees and Expenses. The Fund paid retainer fees to each Director not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

DWS Emerging Markets Fixed Income Fund	|	31

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG in the amount of $792.

D. Investing in High-Yield Debt Securities

High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, and/or result in increased portfolio turnover, which could result in a decline in net asset value of the fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.

32	|	DWS Emerging Markets Fixed Income Fund

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

F. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 20 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

G. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2019, DWS Alternative Asset Allocation VIP held 24% of the total shares outstanding of the Fund.

DWS Emerging Markets Fixed Income Fund	|	33

H. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	44,322	$402,171	124,646	$1,108,070
Class C	3,617	31,571	28,950	274,019
Class S	177,142	1,615,895	136,119	1,275,692
Institutional Class	8,443	76,111	1,721,275	16,115,572
		$2,125,748		$18,773,353

Shares issued to shareholders in reinvestment of distributions
Class A	7,927	$70,121	14,382	$131,589
Class C	1,579	14,015	5,524	51,013
Class S	115,258	1,020,662	226,803	2,073,731
Institutional Class	51,405	454,922	81,616	743,437
		$1,559,720		$2,999,770

Shares redeemed
Class A	(120,419)	$(1,090,359)	(128,519)	$(1,194,361)
Class C	(25,294)	(227,336)	(138,406)	(1,247,640)
Class S	(461,846)	(4,117,380)	(906,830)	(8,326,477)
Institutional Class	(42,419)	(373,769)	(1,256,269)	(11,817,874)
		$(5,808,844)		$(22,586,352)

Net increase (decrease)
Class A	(68,170)	$(618,067)	10,509	$45,298
Class C	(20,098)	(181,750)	(103,932)	(922,608)
Class S	(169,446)	(1,480,823)	(543,908)	(4,977,054)
Institutional Class	17,429	157,264	546,622	5,041,135
		$(2,123,376)		$(813,229)

34	|	DWS Emerging Markets Fixed Income Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Emerging Markets Fixed Income Fund	|	35

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,068.50	$1,064.40	$1,069.60	$1,068.70
Expenses Paid per $1,000*	$5.54	$9.37	$4.41	$4.26

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,019.44	$1,015.72	$1,020.53	$1,020.68
Expenses Paid per $1,000*	$5.41	$9.15	$4.31	$4.16

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Emerging Markets Fixed Income Fund	1.08%	1.83%	.86%	.83%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

36	|	DWS Emerging Markets Fixed Income Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Directors (hereinafter referred to as the “Board” or “Directors”) approved the renewal of DWS Emerging Markets Fixed Income Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and DWS International GmbH (“DWS International”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Directors were independent of DIMA and its affiliates (the “Independent Directors”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Directors (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Directors regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Directors were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term

DWS Emerging Markets Fixed Income Fund	|	37

relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DWS International are part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DWS International’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DWS International provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of Fund sub-advisers, including DWS International. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 3rd quartile,

38	|	DWS Emerging Markets Fixed Income Fund

4th quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in recent periods and continued to discuss with senior management of DIMA and DWS International the factors contributing to such underperformance and actions being taken to improve performance. The Board noted certain changes in the Fund’s portfolio management team that took effect on October 3, 2017, and that further changes to the portfolio management team were made effective May 25, 2018. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (2nd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to DWS International, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to

DWS Emerging Markets Fixed Income Fund	|	39

European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group manages DWS Europe Funds comparable to the Fund, but does not manage any comparable institutional accounts. The Board took note of the differences in services provided to DWS Funds as compared to DWS Europe Funds and that such differences made comparison difficult.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DWS International.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The

40	|	DWS Emerging Markets Fixed Income Fund

Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Directors and counsel present. It is possible that individual Independent Directors may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Sub-Advisory Agreement Amendment

At a meeting held in May 2018, the Board of Directors, all members of which are Independent Directors, approved an amendment to the Fund’s Sub-Advisory Agreement to adopt a revised sub-advisory fee schedule. DIMA proposed to amend the Sub-Advisory Agreement in connection with changes to the portfolio management team that would result in all portfolio management services being provided by employees of DWS International. The Board noted that the amendment to the Sub-Advisory Agreement would revise the sub-advisory fee schedule to increase the sub-advisory fee rate paid by DIMA to DWS International. The Board considered that the Fund’s advisory fee and expense ratios would not be impacted by the amendment to the Sub-Advisory Agreement and that DIMA would continue to be responsible for paying the sub-advisory fee to DWS International from the investment advisory fee it receives from the Fund. The amendment to the Sub-Advisory Agreement took effect as of May 25, 2018.

DWS Emerging Markets Fixed Income Fund	|	41

In connection with its review of the amendment in May 2018, the Board noted that it approved the Sub-Advisory Agreement in July 2017 and most recently approved the renewal of the investment advisory agreement with DIMA pursuant to a process that concluded in September 2017. The Board considered that, with the exception of the revised sub-advisory fee schedule, the terms of the Sub-Advisory Agreement remained the same. The Board also considered background information on the new members of the portfolio management team and DIMA’s representation that the changes to the portfolio management team would not result in any changes to the Fund’s investment strategy or management process.

Based on all of the information considered, the Board concluded that the revised sub-advisory fee schedule was reasonable and appropriate in light of the nature, quality and extent of services to be provided by DIMA and DWS International. The Board unanimously determined that approval of the amendment to the Sub-Advisory Agreement was in the best interests of the Fund.

42	|	DWS Emerging Markets Fixed Income Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Emerging Markets Fixed Income Fund	|	43

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZEAX	SZECX	SCEMX	SZEIX
CUSIP Number	25156A 502	25156A 783	25156A 726	25156A 841
Fund Number	476	776	2076	1476

44	|	DWS Emerging Markets Fixed Income Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Emerging Markets Fixed Income Fund	|	45

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

46	|	DWS Emerging Markets Fixed Income Fund

Notes

DEMFIF-3

(R-027568-8 6/19)

ITEM 2.		CODE OF ETHICS

Not applicable.

ITEM 3.		AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.		PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.		AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.		SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.		DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.		PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.		PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.		SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.		CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.		Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.		EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3)		Not applicable

(a)(4)(i)		Certification pursuant to Item 4.01 of Form 8-K under the Exchange Act (17 CFR 249.308) is attached hereto.

(a)(4)(ii)		Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of Deutsche DWS Global/International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019